UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Core Fixed Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 23.4%
Consumer Discretionary 1.9%
Comcast Corp., 5.15%, 3/1/2020	1,300,000	1,392,581
DIRECTV Holdings LLC, 6.35%, 3/15/2040	1,892,000	2,047,600
Discovery Communications LLC, 5.05%, 6/1/2020	3,100,000	3,299,891
Time Warner Cable, Inc., 8.75%, 2/14/2019	250,000	321,744
Time Warner, Inc.:
6.2%, 3/15/2040	1,200,000	1,278,434
7.625%, 4/15/2031	1,200,000	1,449,133

		9,789,383
Consumer Staples 3.0%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	3,100,000	3,860,712
CVS Caremark Corp.:
6.125%, 9/15/2039	1,750,000	1,867,938
6.25%, 6/1/2027	2,663,000	2,923,335
Kraft Foods, Inc., 5.375%, 2/10/2020 (a)	5,400,000	5,906,795
Kroger Co., 5.4%, 7/15/2040	790,000	794,654

		15,353,434
Energy 2.9%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	2,330,000	3,019,275
Enterprise Products Operating LLC:
4.6%, 8/1/2012	700,000	734,230
Series M, 5.65%, 4/1/2013	830,000	905,576
Series B, 7.5%, 2/1/2011	1,525,000	1,567,075
Kinder Morgan Energy Partners LP, 6.5%, 9/1/2039	2,050,000	2,235,053
ONEOK Partners LP, 6.15%, 10/1/2016	1,527,000	1,754,178
Plains All American Pipeline LP, 8.75%, 5/1/2019	3,750,000	4,672,159

		14,887,546
Financials 10.0%
American Express Co., 7.0%, 3/19/2018	3,400,000	4,014,173
Bank of America Corp.:
5.75%, 12/1/2017 (a)	4,310,000	4,554,618
6.5%, 8/1/2016	525,000	584,498
Series L, 7.625%, 6/1/2019	150,000	175,308
Citigroup, Inc., 8.5%, 5/22/2019	3,000,000	3,645,651
Covidien International Finance SA, 4.2%, 6/15/2020	2,720,000	2,825,278
Fifth Third Bancorp., 5.45%, 1/15/2017	2,082,000	2,147,962
General Electric Capital Corp., 5.625%, 5/1/2018	4,000,000	4,362,244
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	2,400,000	2,073,468
Jefferies Group, Inc., 6.875%, 4/15/2021	1,600,000	1,617,211
JPMorgan Chase & Co., 5.125%, 9/15/2014	5,000,000	5,430,105
KeyBank NA, 5.7%, 11/1/2017	1,075,000	1,136,613
Lincoln National Corp., 8.75%, 7/1/2019	1,475,000	1,855,571
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014	445,000	477,560
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013	1,670,000	1,819,189
Morgan Stanley, Series F, 6.0%, 4/28/2015	2,110,000	2,273,054
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	2,973,924
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	1,120,000	1,200,353
6.2%, 1/15/2015	820,000	909,442
7.375%, 6/15/2019	460,000	543,794
Telecom Italia Capital SA, 5.25%, 11/15/2013	2,871,000	3,027,558
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020	2,700,000	2,903,791

		50,551,365
Health Care 2.1%
Express Scripts, Inc.:
6.25%, 6/15/2014	1,480,000	1,691,829
7.25%, 6/15/2019	2,155,000	2,635,332
Medco Health Solutions, Inc., 7.125%, 3/15/2018	3,400,000	4,066,635
Quest Diagnostics, Inc., 6.95%, 7/1/2037	2,130,000	2,361,659

		10,755,455
Industrials 0.9%
CSX Corp.:
6.15%, 5/1/2037	1,750,000	1,926,484
6.25%, 3/15/2018	2,200,000	2,536,081

		4,462,565
Information Technology 0.2%
Oracle Corp., 144A, 5.375%, 7/15/2040	1,200,000	1,220,671
Materials 1.1%
ArcelorMittal, 6.125%, 6/1/2018	1,500,000	1,627,551
Dow Chemical Co., 8.55%, 5/15/2019	3,000,000	3,746,619

		5,374,170
Telecommunication Services 0.2%
Crown Castle Towers LLC, 144A, 4.883%, 8/15/2020 (b)	800,000	805,416
Utilities 1.1%
FirstEnergy Solutions Corp., 6.8%, 8/15/2039	2,316,000	2,358,244
Sempra Energy, 6.5%, 6/1/2016	2,600,000	3,045,447

		5,403,691

Total Corporate Bonds (Cost $106,868,688)		118,603,696
Mortgage-Backed Securities Pass-Throughs 25.1%
Federal Home Loan Mortgage Corp.:
4.5%, 9/1/2020	10,579,779	11,287,963
5.0%, with various maturities from 2/1/2021 until 4/1/2035	7,293,923	7,817,649
5.5%, with various maturities from 10/1/2023 until 1/1/2034	3,865,794	4,175,976
6.0%, 3/1/2038	2,127,832	2,310,028
6.5%, 2/1/2038	772,541	848,920
Federal National Mortgage Association:
4.018% *, 8/1/2037	2,616,777	2,745,740
4.5%, with various maturities from 8/1/2033 until 9/1/2038 (b)	16,165,783	16,962,413
5.0%, with various maturities from 8/1/2033 until 9/1/2035 (a)	24,558,514	26,274,590
5.5%, with various maturities from 2/1/2025 until 3/1/2035 (b)	16,371,708	17,711,546
6.0%, with various maturities from 10/1/2022 until 9/1/2035 (b)	10,323,780	11,294,186
6.5%, with various maturities from 5/1/2023 until 4/1/2037	8,309,598	9,178,265
Government National Mortgage Association:
4.5%, 5/1/2039 (b)	5,250,000	5,535,879
5.0%, 5/1/2038 (b)	5,250,000	5,648,262
5.5%, 5/1/2036 (b)	5,250,000	5,706,094

Total Mortgage-Backed Securities Pass-Throughs (Cost $120,275,436)		127,497,511
Asset-Backed 1.3%
Automobile Receivables 0.7%
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013	3,519,536	3,540,993
Credit Card Receivables 0.6%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.441% *, 5/16/2016	3,000,000	3,029,897
Manufactured Housing Receivables 0.0%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2026	203,375	204,932

Total Asset-Backed (Cost $6,764,984)		6,775,822
Commercial Mortgage-Backed Securities 5.3%
Banc of America Commercial Mortgage, Inc., "A4", Series 2007-4, 5.843% *, 2/10/2051	6,989,022	7,288,215
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/11/2050	6,923,000	7,112,703
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2006-CD2, 5.363% *, 1/15/2046	4,700,000	4,928,079
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038	2,500,000	2,615,113
"A4", Series 2007-C6, 5.858% *, 7/15/2040	5,200,000	5,198,729

Total Commercial Mortgage-Backed Securities (Cost $24,062,315)		27,142,839
Collateralized Mortgage Obligations 1.7%
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	4,186	4,286
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.866% *, 2/25/2048	5,635,787	5,653,331
Federal Home Loan Mortgage Corp.:
"NE", Series 2802, 5.0%, 2/15/2033	90,000	98,752
"TE", Series 2827, 5.0%, 4/15/2033	65,000	71,381
"PE", Series 2864, 5.0%, 6/15/2033	40,000	43,960
"KE", Series 2934, 5.0%, 11/15/2033	53,000	58,091
Federal National Mortgage Association:
"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	87,917
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	98,898
"J", Series 1998-36, 6.0%, 7/18/2028	2,199,668	2,311,431

Total Collateralized Mortgage Obligations (Cost $8,075,887)		8,428,047
Government & Agency Obligations 26.7%
US Treasury Obligations
US Treasury Bill, 0.11% **, 9/16/2010 (c)	442,000	441,917
US Treasury Bonds:
4.75%, 2/15/2037 (a)	17,000,000	19,356,098
5.375%, 2/15/2031 (a)	15,000,000	18,431,250
US Treasury Notes:
1.75%, 1/31/2014 (a)	90,000,000	92,327,310
3.125%, 5/15/2019 (a)	5,000,000	5,151,560

Total Government & Agency Obligations (Cost $130,549,439)		135,708,135
Municipal Bonds and Notes 6.3%
Los Angeles, CA, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Series L, 6.02%, 9/1/2021 (d)	6,480,000	6,371,784
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	797,992
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025 (d)	2,245,000	2,097,997
Pueblo of Santa Ana, NM, Certificates of Participation, "A", 5.875%, 4/1/2024	7,020,000	6,218,527
Rancho Cordova, CA, Certificates of Partnership, City Hall Acquisition, Series B, 5.65%, 2/1/2024 (d)	4,340,000	4,150,516
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032 (d)	925,000	742,359
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,300,000	1,214,577
Series A, 144A, Zero Coupon, 6/12/2013	1,500,000	1,306,800
Series C, 144A, Zero Coupon, 7/31/2013	3,500,000	3,025,995
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024 (d)	6,315,000	6,054,822

Total Municipal Bonds and Notes (Cost $32,768,258)		31,981,369

	Shares	Value ($)
Securities Lending Collateral 28.6%
Daily Assets Fund Institutional, 0.33% (e) (f) (Cost $145,027,151)	145,027,151	145,027,151
Cash Equivalents 16.6%
Central Cash Management Fund, 0.25% (e) (Cost $84,495,318)	84,495,318	84,495,318

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $658,887,476) †	135.0	685,659,888
Other Assets and Liabilities, Net	(35.0)	(177,697,098)

Net Assets	100.0	507,962,790

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $659,778,099.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $25,881,789.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,912,374 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,030,585.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $141,532,335 which is 27.9% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	At July 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	1.5
National Public Finance Guarantee Corp.	1.3

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp and, Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

2 Year US Treasury Note	USD	9/30/2010	180	39,442,500	(48,172)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Corporate Bonds	$—	$118,603,696	$—	$118,603,696
Mortgage-Backed Securities Pass-Throughs	—	127,497,511	—	127,497,511
Asset-Backed	—	6,775,822	—	6,775,822
Commercial Mortgage-Backed Securities	—	27,142,839	—	27,142,839
Collateralized Mortgage Obligations	—	8,428,047	—	8,428,047
Government & Agency Obligations	—	135,266,218	—	135,266,218
Municipal Bonds and Notes	—	31,981,369	—	31,981,369
Short-Term Investments(g)	229,522,469	441,917	—	229,964,386
Total	$229,522,469	$456,137,419	$—	$685,659,888

Liabilities
Derivatives(h)	$(48,172)	$—	$—	$(48,172)
Total	$(48,172)	$—	$—	$(48,172)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$(48,172)

ITEM 2.	CONTROLS AND PROCEDURES

(a)       The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010